Critical accounting estimate and judgements	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical accounting estimate and judgements	Critical accounting estimates and judgements
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The estimates, assumptions and judgements that have significantly affected reported results or that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Revenue
Upon the April 23, 2021 FDA approval of ZYNLONTA for the treatment of relapsed or refractory DLBCL, the Company began generating revenue from the sale of its product candidates. In previous years, the Company had generated only service revenues from a license and collaboration arrangement. Significant judgements were required in implementing the Company’s revenue recognition accounting policy as set out in note 3, “Significant accounting policies”. In particular, significant judgement was required in determining the Company’s GTN sales adjustments.
Reversal of previously recorded inventory impairment charges
Upon the receipt of FDA approval for ZYNLONTA during the year ended December 31, 2021, the Company reversed previously recorded impairment charges. The reversal of previously recorded impairment charges was based on a number of factors existing at that time that involved significant judgement including estimated demand for ZYNLONTA. See note 3, “Significant accounting policies”.
Licenses
The Company enters into collaboration, license and sublicense agreements with third parties, which grant the Company the right to use their antibodies with the Company's licensed warhead and linker technology to develop new ADCs for anti-cancer treatments. The license fees (upfront fees, signature fees, milestone payments) paid by the Company under the agreements are capitalized as intangible assets. The Company considers that those licenses have an indefinite life until regulatory and marketing approval is obtained. Once obtained, the asset will be treated as a definite-lived intangible asset and amortization will commence. The license costs capitalized were KUSD 695 and KUSD 2,893 for the years 2022 and 2021, respectively. The intangible assets are tested annually for impairment and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount (higher of an asset's fair value less costs of disposal and value in use). Impairment losses are recognized in the consolidated statement of operation. Testing for impairment inevitably involves the application of judgement. In 2022 and 2020, in relation to the termination of one of the Company's programs in each year, an impairment charge of KUSD 226 and KUSD 216 (corresponding to the entire carrying amount of the capitalized license) were recognized and charged to R&D expenses in the consolidated statement of operation. The Company performed its review for 2021 and concluded no impairment was required. See note 17, “Intangible assets”.
Deerfield warrants
On August 15, 2022, pursuant to an exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company's senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.
These warrants have been recognized as a warrant obligation and presented in the consolidated balance sheet as a liability given the warrants may be settled through a cash or cashless exercise by the warrant holder. The liability was initially measured at fair value and was determined to approximate the fair value of the existing embedded conversion option features immediately prior to the consummation of the Exchange Agreement. The liability is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the consolidated statement of operations. See note 25, “Deerfield Warrants.”
Senior secured term loan facility

On August 15, 2022, the Company, ADCT UK and ADCT America entered into the Loan Agreement pursuant to which the counterparty agreed to extend secured term loans to the Company in disbursements as follows: (i) a First Tranche and (ii) Future Tranches. The Company drew down the First Tranche on the same day. The first tranche has been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a warrant obligation and (ii) a loan. In determining the value of the warrant obligation and loan associated with the First Tranche, the Company utilized significant estimates and judgements. In particular, significant judgement was required in selecting the appropriate model to value the warrant obligation arising from the First Tranche of the senior secured term loans and in identifying the appropriate key assumptions as inputs to the selected model. Details of the model and assumptions are set out in note 23, “Senior secured term loan facility and warrants.”
Deferred royalty obligation

On August 25, 2021, the Company entered into a royalty purchase agreement with certain entities managed by HCR. The Company has accounted for the initial cash received as debt, less transaction costs and will subsequently account for the value of the debt at amortized cost. Significant judgements were used in the initial model and will continue to be used in subsequent models to estimate the total amount of future payments and the timing of such associated with the royalty purchase agreement with HCR. In particular, significant judgements were made by the Company based on revenue projections as well as the achievement of certain milestones associated with the royalty purchase agreement with HCR. Further information with respect to the model, judgements and assumptions are set out in note 27, “Deferred royalty obligation.”
Deferred tax assets

Deferred income tax assets from tax loss carryforwards, R&D tax credits, and temporary differences between tax and financial statement income are initially recognized to the extent of suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable.

In determining taxable income for financial statement purposes, the Company makes certain estimates and judgments. These estimates and judgments affect the calculation of certain tax liabilities and the determination of the recoverability of certain of the deferred tax assets.
In evaluating the Company’s ability to recover its deferred tax assets it considers all available positive and negative evidence including its past operating results, the existence of cumulative losses, as well as R&D tax credits, and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions including the amount of future net revenue and pre-tax operating income and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying business.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. The Company records the effect of a tax rate or law change on the Company's deferred tax assets and liabilities in the period the law change is enacted or substantively enacted. Future tax rate or law changes could have a material effect on the Company's financial condition, results of operations or cash flows. See note 11, “Income tax expense” and note 20, “Deferred income tax and tax credits” for further information.
Pension Obligations

The liability recognized in the balance sheet in respect of the Company’s defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity that approximate to the terms of the related pension obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.

The current service cost of the defined benefit plan, recognized in the consolidated statement of operation in employee benefit expense, except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year.

Past service costs, resulting from a plan amendment or curtailment, are recognized immediately in the consolidated statement of operation.

The net interest cost is calculated by applying the discount rate to the net balance of the present value of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expenses in the consolidated statement of operation.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive loss in the period in which they arise.

For defined contribution plans, we pay contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been paid, we have no further payment obligations. The contributions are recognized as employee benefit expenses when they are due and are included in staff costs. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. See note 22, “Pension obligations” for further information.

Share-based compensation expense

The details of the ADC Therapeutics Incentive Plan 2014 (as amended and restated as of October 1, 2015, the “Incentive Plan 2014”), the Share Purchase Plan 2016, the 2019 Equity Incentive Plan and the 2022 ESPP are explained in note 26, “Share-based compensation expense”.

Prior to the Company’s IPO, the determination of the fair value of awards involved the application of an adjusted form of the Black-Scholes option pricing model that took into account the strike price, term of the award, impact of dilution (where material), share price at grant date and expected price volatility of the underlying share, expected dividend yield, risk free interest rate for the term of the award and correlations and volatilities of the shares of peer group companies. In addition, for awards granted on and subsequent to July 1, 2019 through the IPO date, the fair value of grants was based on a probability-weighted expected returns method that took into account both the value derived by using an adjusted form of the Black-Scholes option pricing model and a discounted estimate of the price that may have been achieved in a future transaction. This method entailed further significant judgement, both in estimating a transaction price and in estimating the probabilities of different outcomes. The adjusted form of the Black-Scholes option pricing model used to derive a value for the common share price at grant date derived the implied equity value for one type of equity security from a contemporaneous transaction involving another type of security and considered the timing, amount, liquidation preferences and dividend rights of issues of preference shares.

After the Company’s IPO, the determination of the fair value of awards involves the application of the Black-Scholes option pricing model for the Company’s option equity awards and purchase rights granted under the 2022 ESPP, which utilizes certain assumptions including expected volatility, expected life and risk-free interest rate. In addition, the exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE.